Investments in associates and joint ventures (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of associates and joint ventures [line items]
Investments in associates accounted for using equity method	£ 464	£ 457
Held at fair value through profit or loss, Associates	0	0
Investments in associates	464	457
Investments in joint ventures accounted for using equity method	317	264
Held at fair value through profit or loss, Joint ventures	437	516
Investments in joint ventures	754	780
Equity accounted	781	721
Held at fair value through profit or loss	437	516
Total	1,218	1,237
Joint ventures [member]
Disclosure of associates and joint ventures [line items]
Profit/(loss) from continuing operations	24	43
Other comprehensive income / (expenses)	(6)	2
Total comprehensive income/(loss) from continuing operations	18	45
Associates [member]
Disclosure of associates and joint ventures [line items]
Profit/(loss) from continuing operations	(24)	10
Other comprehensive income / (expenses)	(3)	0
Total comprehensive income/(loss) from continuing operations	£ (27)	£ 10